Employee Benefits	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S.A [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee benefits
31	Employee benefits

(i)	Stock option plan
The Special Shareholders’ Meeting held on February 29, 2012 approved a stock option plan for the Group, which granted to the directors and employees in position of command (beneficiaries) the possibility to acquire shares of the Group, observing certain conditions (“Option Plan”).
The Option Plan, which is managed by the Group’s Executive Committee, aims to provide incentive for the expansion, success and achievement of the Groups’ corporate goals. The Plan comprised 7 employees as of December 31, 2022. As of August 7, 2023, the plan was canceled.
At each grant date, the fair value of the stock options granted was determined using the Black-Scholes formula. The dates of the 8 grants made from the beginning of the plan until the period ended August 7,
2023
are as follows:

Grant	Month	Year
1 st	February	2012
2 nd	May	2018
3 rd	August	2018
4 th	October	2018
5 th	March	2019
6 th	September	2019
7 th	November	2019
8 th	August	2020
Shares that may be acquired in the ambit of the option plan will not exceed 10% of Group’s total capital, provided that total number of issued shares or shares that may be issued pursuant to the terms of the option plan is always within the capital limit authorized by the Group. The options are settled through equity instruments.

As a result of the Company’s going public in September 2020, all options granted were automatically accelerated for vesting.
The next exercise periods are as follows:

•	From January 1, 2023 to January 20, 2023;

•	From April 1, 2023 to April 20, 2023;

•	From July 1, 2023 to July 20, 2023;

•	From October 1, 2023 to October 20, 2023; and

•	From January 1, 2024 to January 20, 2024.
Changes in balances of vested stock options:

	August 7,	December 31,	December 31,
	2023	2022	2021
Beginning of the period	24,970	24,970	50,014

Cancellation (*)	(24,970)	—	—
Options exercise April/2021	—	—	(25,044)

End of the period	—	24,970	24,970

The variations in the quantity of stock options and their weighted average strike prices for the year are presented below:

	August 7, 2023		December 31, 2022		December 31, 2021
	Average strike price per share in reais (**)	Quantity of options	Average strike price per share in reais (**)	Quantity of options	Average strike price per share in reais (**)	Quantity of options
Beginning of the period	7.17	3,534,000	6.80	3,534,000	5.77	11,292,000
Cancelled (*)	7.07	(3,534,000)	—	—	—	—
Exercised	—	—	—	—	6.25	(7,758,000)

End of the period	—	—	7.17	3,534,000	6.80	3,534,000

(*)	795.000 and 2.739.000 options were canceled on April 24, 2023 and August 7, 2023, respectively.
(**)	The strike price is adjusted by monetary inflation (IGP-M) as determined in the approved option plan and applicable to all grants above.
As a result of the cancellations, there is no outstanding options as of August 7, 2023 (3,534,000 outstanding options as of December 31, 2022). No options were granted or exercised from January 1, 2023 to August 7, 2023.

(ii)	Restricted Share Plan
The Special Shareholders’ Meeting held on December 10, 2019 approved the Restricted Share Plan. The purpose of the plan is to grant the beneficiaries eligible by the Committee the opportunity to receive Restricted Shares, aiming to promote: (a) retention of the Beneficiaries; (b) the long-term commitment of the Beneficiaries and the strengthening of the meritocracy culture; and (c) the alignment of interest between the Beneficiaries and the Company’s shareholders.
Under the article 125 of the Brazilian Civil Code, the effectiveness of the plan was conditional on the liquidation of the Company’s Initial Public Offering on the Brazilian stock exchange (B3). The grant is restricted due it is subject to a vesting schedule and only after the vesting date will the beneficiaries receive the shares.
At March 31, 2021, the first grant of this plan was made. The grant will vest on the anniversary date of the grant in each of the three years as follows: 30%, 30% and 40%, respectively. The fair value corresponds to the closing price of the share on the grant date.
On February 15, 2023, a plan was granted for the Company’s management, which will have vesting on the anniversary date of the grant in each of the three years in the following proportions: 25%, 30%, and 45%, respectively.
On June 2, 2023, the second grant of the plan was made. Vesting will only occur at the end of the plan’s three years of validity, in June 2026.
Information on the restricted shares granted is presented in the table below:

			Changes in number of shares
Grant date	Exercise period	Fair value on the grant date	Number of shares as of December 31, 2022	New grants	Realized	Canceled	Number of shares as of August 7, 2023
March 31, 2021	Mar/22, Mar/23 and Mar/24	11.51	263,721	—	—	—	263,721
February 15, 2023	Feb/24, Feb/25 and Feb/26	7.70	—	471,746	—	—	471,746
June 2, 2023	Jun/26	7.72	—	1,683,442	—	—	1,683,442

Total			263,721	2,155,188	—	—	2,418,909

			Changes in number of shares
Grant date	Exercise period	Fair value on the grant date	Number of shares as of December 31, 2021	New grants	Realized	Canceled	Number of shares as of December 31, 2022
March 31, 2021	Mar/22, Mar/23 and Mar/24	11.51	582,406	—	(149,323)	(169,362)	263,721

Total			582,406	—	(149,323)	(169,362)	263,721

The Company recognized expenses related to the grants of the Share Plan with a corresponding capital reserve in equity, based on the method used to determine fair value of the shares on the grant as shown in the table below.

	August 7,	December 31,	December 31,
	2023	2022	2021
Grant date fair value of awards	1,404	1,006	2,681
Social security contribution	335	184	868

Total	1,739	1,190	3,549

(iii)	Retention Plan
On October 29, 2022, the Retention Plan was approved by the Board of Directors.
The plan is intended for the Company’s managers and employees selected to participate and who express their willingness to join the plan, upon execution of the respective grant agreement, to which the Company will make payment in cash as a retention bonus, referenced to the value of the share, in the form of “Phantom Shares”.
The first grant under the Retention Plan was carried out on December 13, 2022.
This is a
non-recurring
plan and aims to retain high-performance executives in key positions within the company.
The rights of the Eligible Beneficiaries in relation to the “Retention Plan”, especially the right to receive the amount in cash, referenced to the value of the share, will only be fully acquired if the Eligible Beneficiaries remain continuously linked as officers, directors or employees of the Company, during the periods specified below:

(i)	the eligible Beneficiary will be entitled to receive 30% of the amount in cash on March 31, 2023;

(ii)	the eligible Beneficiary will be entitled to receive 30% of the amount in cash on March 31, 2024; and

(iii)	the eligible Beneficiary will be entitled to receive 40% of the amount in cash on March 31, 2025.
The payment of the amount in cash to the eligible Beneficiaries will only take place with the fulfillment of the conditions and deadlines set forth in the “Retention Plan” and in the grant contracts, so that the granting of the “Phantom Shares” in itself does not guarantee the eligible Beneficiaries any rights or even represents the guarantee of receipt.
The Company recognized expenses related to the plan and a liability, based on the fair value of the awards calculated at each reporting date, as shown in the table below:

	August 7,	December 31,	December 31,
	2023	2022	2021
Grant date fair value of awards	5,496	1,113	—
Social security contribution	1,386	280	—

Total	6,882	1,393	—